Shareholders' contributions - Narrative (Details)											1 Months Ended	12 Months Ended
	Dec. 17, 2025 $ / shares shares	Dec. 11, 2025 $ / shares shares	Nov. 16, 2025 $ / shares	Jun. 06, 2025 USD ($) $ / shares shares	May 16, 2025 USD ($) $ / shares	Nov. 27, 2024 $ / shares	May 29, 2024 USD ($) $ / shares	Nov. 24, 2023 $ / shares	May 24, 2023 USD ($) $ / shares	Sep. 24, 2013	Dec. 31, 2025 USD ($) vote $ / shares shares	Dec. 31, 2025 USD ($) vote $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 29, 2025 USD ($) $ / shares shares	Jun. 17, 2025 USD ($) installment	Apr. 17, 2024 USD ($) installment	Apr. 19, 2023 USD ($) installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (USD per share) | $ / shares	$ 7.25	$ 7.25									$ 1.5	$ 1.5			$ 1.5
Number of votes per share | vote											1	1
Issue of shares in December, 2025 (in shares) | shares	1,111,035	41,379,311
Proceeds from issuing shares											$ 308,000,000
Share issue related cost											4,370,000
Share capital											$ 221,808,241.5	$ 221,808,241.5	$ 167,073,000
Number of shares issued (in shares) | shares											147,872,161	147,872,161
Reduction of issued capital				$ 9,000,000
Cancellation of treasury shares (in shares) | shares				6,000,000
Treasury shares, nominal value (USD per share) | $ / shares				$ 1.50
Share capital authorized, amount															$ 3,000,000,000
Share capital authorized (in shares) | shares															2,000,000,000
Authorized proportion of outstanding stock (as a percent)										5.00%
Stock repurchase program, extension period										12 months
Purchase of treasury shares												$ 10,210,000	66,887,000	$ 26,242,000
Dividend payables																$ 35,000,000	$ 35,000,000	$ 35,000,000
Number of payment installments | installment																2	2	2
Dividends recognized as distributions to owners					$ 17,500,000		$ 17,500,000		$ 17,500,000			$ 35,000,000	35,000,000	35,000,000
Dividends recognized as distributions to owners (USD per share) | $ / shares			$ 0.1749		$ 0.1750	$ 0.1740	$ 0.1682	$ 0.1649	$ 0.1626
Share Repurchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchased under program (in shares) | shares												32,299,783
Employee stock options exercised (in shares) | shares												10,142,208
Purchase of treasury shares												$ 10,200,000	66,900,000	26,200,000
Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares) | shares											5,295,375	5,295,375
Purchase of treasury shares												$ 1,587,000	$ 9,821,000	$ 4,119,000